RECENT ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Dec. 31, 2011
RECENT ACCOUNTING PRONOUNCEMENTS
RECENT ACCOUNTING PRONOUNCEMENTS

3. RECENT ACCOUNTING PRONOUNCEMENTS

        In October 2009, the FASB issued Accounting Standards Update ("ASU") 2009-13, which amends ASC 605, Revenue Recognition, to require companies to allocate revenue in multiple-element arrangements based on an element's estimated selling price if vendor-specific or other third-party evidence of value is not available. ASU 2009-13 is effective beginning January 1, 2011 and the adoption of ASU 2009-13 has not had a material impact on the Company's consolidated financial statements.

        In October 2009, the FASB issued ASU 2009-14, which amends ASC 985-605, Software-Revenue Recognition, to exclude from its requirements (a) non-software components of tangible products and (b) software components of tangible products that are sold, licensed or leased with tangible products when the software components and non-software components of the tangible product function together to deliver the tangible product's essential functionality. The Company adopted ASU 2009-14 in 2011 for revenue arrangements entered into or materially modified in 2011. The adoption of ASU 2009-14 has not had a material impact on the Company's consolidated financial statements.

        In September 2006 and February 2009, the FASB issued guidelines under ASC 820, Fair Value Measurements, related to fair value measurements that define fair value, establish a framework in GAAP for measuring fair value and expand disclosures about fair value measurements. The guidelines do not increase the use of fair value measurement and only apply when other guidelines require or permit the fair value measurement of assets and liabilities. The implementation of the guidelines for financial assets and financial liabilities did not have a material impact on the Company's consolidated financial statements.

        ASC 820 also establishes a valuation hierarchy for disclosure of the inputs to the valuations used to measure fair value. This hierarchy prioritizes the inputs into three broad levels as follows: Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities; Level 2 inputs are inputs that are observable for an asset or liability, either directly or indirectly, through corroboration with observable market data; and Level 3 inputs are unobservable inputs based on a reporting entity's own assumptions used to measure assets and liabilities at fair value. A financial asset or liability's classification within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement.

        In December 2010, the FASB issued ASU 2010-29, which amends ASC 805, Business Combinations, relating to the disclosure of supplementary pro forma information for business combinations. ASU 2010-29 is applied prospectively for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010. The adoption of ASU 2010-29 has not had a material impact on the Company's consolidated financial statements.

        In September 2011, the FASB issued ASU 2011-08, which amends the accounting guidance on goodwill impairment testing. This update was intended to reduce complexity and costs by allowing a company the option to make a qualitative evaluation about the likelihood of goodwill impairment to determine whether it should calculate the fair value of a reporting unit. The update also expanded upon the examples of events and circumstances provided by previous guidance that a company should consider between annual impairment tests in determining whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. The update is effective for interim and annual goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The adoption of this update has not had a material impact on the Company's consolidated financial statements.